RELATED PARTY BALANCES AND TRANSACTIONS (Tables)	12 Months Ended
Sep. 30, 2024
Related Party Transactions [Abstract]
SCHEDULE OF RELATED PARTY BALANCES AND TRANSACTIONS

	September 30, 2024	September 30, 2023
Due to related party
Jinhou Sun*	$164,586	$89,090
Baiyan (Guangzhou) Investment Partnership (Limited partnership)**	793,706	185,746
Shaozhang Lin***	43,890	-
Shengkai (Guangzhou) Investment Partnership (Limited partnership)****	64,937	-
Total	$1,067,119	$274,836

*	Jinhou Sun is one of the founders and major shareholder of the Company.
**	Baiyan (Guangzhou) Investment Partnership (Limited partnership) (“Baiyan”) is the indirect shareholder of the Company from April 21, 2023.
***	Shaozhang Lin is the legal representative of the Company
****	Shengkai (Guangzhou) Investment Partnership (Limited Partnership) (“Shengkai”) is the indirect shareholder of the Company from April 21, 2023.